Shareholder Report, Line Graph (Details) LMA7600_Franklin Templeton Moderately Aggressive Model Portfolio_Class II_TSR Annual {Class II} - USD ($)							12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2020	Dec. 31, 2025
Class II
Account Value [Line Items]
Line Graph and Table Measure Name							Class II
Accumulated Value	$ 15,964	$ 13,969	$ 12,091	$ 14,399	$ 12,569	$ 10,000	$ 18,361
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	22,517	18,186	14,439	17,872	14,221	10,000	$ 26,377
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Composite Benchmark
Accumulated Value	16,955	14,774	12,434	14,911	12,887	10,000	$ 19,609
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	$ 9,387	$ 9,271	$ 8,786	$ 10,100	$ 10,258	$ 10,000	$ 10,073